OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessor, Lease, Description [Line Items]
Operating lease income	$ 37,506	$ 176,028	$ 337,418		$ 145,833
Variable lease income / (expense)		7,539	9,663		16,125
Variable lease income / (expense)	(217)
Total operating lease income	$ 37,289	$ 183,567	$ 347,081		161,958
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]			Total operating revenues	Total operating revenues
External Vessel Charter
Lessor, Lease, Description [Line Items]
Operating lease income			$ 0	$ 0	$ 2,600